Accrued Expenses and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Accrued employee compensation and benefits	$183,158	$10,580	$1,360
Accrued professional fees	129,709	153,067	19,675
Customer advance payable to third party vendors or government agencies	83,999	58,818	7,560
Refundable customer deposits	104,059	121,946	15,674
Others	18,882	35,054	4,506
Total	$519,807	$379,465	$48,775